As filed with the Securities and Exchange Commission on March 11, 2019

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 385	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 386	☒

(Check appropriate box or boxes)

Invesco Actively Managed Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500 Washington, DC 20036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 11th day of March, 2019.

Invesco Actively Managed Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	March 11, 2019
Daniel E. Draper

/s/ Kelli Gallegos	Treasurer	March 11, 2019
Kelli Gallegos

/s/ Anna Paglia	Secretary	March 11, 2019
Anna Paglia

*/s/ Ronn R. Bagge	Vice Chairman and Trustee	March 11, 2019
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	March 11, 2019
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	March 11, 2019
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	March 11, 2019
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	March 11, 2019
Yung Bong Lim

*/s/ Gary R. Wicker	Trustee	March 11, 2019
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	March 11, 2019
Donald H. Wilson

*By: /s/ Anna Paglia		March 11, 2019
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs on pursuant to a power of attorney filed with Post-Effective Amendments Nos. 27 and No. 89 to the Trust’s Registration Statement and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibits

Ex - 101.ins	XBRL Instance Document

Ex - 101.sch	XBRL Taxonomy Extension Schema Document

Ex - 101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

Ex - 101.def	XBRL Taxonomy Extension Definition Linkbase Document

Ex - 101.lab	XBRL Taxonomy Extension Label Linkbase Document

Ex - 101.pre	XBRL Taxonomy Extension Presentation Linkbase Document